Other Non-Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Non-Current Assets
Various guarantees	$ 289	$ 388
Other long-term assets	5,378	1,613
Cash collaterals on swaps	6,796	22,220
Total	12,463	24,221
Cash collateral on swaps included in prepayments and other current assets	$ 16,671	$ 0